Offerings	Jul. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% First Mortgage Bonds due 2032
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,159,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,415.76
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% First Mortgage Bonds due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,810,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,935.66
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277286-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.